Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000003511 [Member] | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000003511 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000003511 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000003511 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000003511 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000003511 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000003511 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000003511 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000003511 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000003511 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000003511 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000003511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000003511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003511 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000003511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003511 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003511 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003511 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003511 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003511 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003511 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003511 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003511 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003511 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003511 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000003511 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003511 [Member] | Other each less than 2 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000003512 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003512 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000003512 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000003512 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000003512 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000003512 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000003512 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000003512 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | SOL SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000003512 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000003512 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000003512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003512 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003512 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000003512 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003512 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003512 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003512 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003512 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003512 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003512 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003512 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003512 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003512 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003512 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003512 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003512 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003512 [Member] | Other each less than 2 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000050916 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000050916 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000050916 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[7]
C000050916 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000050916 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000050916 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000050916 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000050916 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000050916 [Member] | Fresenius SE And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000050916 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000050916 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000050916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000050916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000050916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000050916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000050916 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000050916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050916 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000050916 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050916 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000050916 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000050916 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050916 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000050916 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050916 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050916 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000050916 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050916 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050916 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050916 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050916 [Member] | Other each less than 2 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000080766 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000080766 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000080766 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000080766 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000080766 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000080766 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000080766 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000080766 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000080766 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000080766 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000080766 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000080766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000080766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000080766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080766 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080766 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000080766 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080766 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080766 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000080766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080766 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080766 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000080766 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080766 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000080766 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000080766 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080766 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080766 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080766 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080766 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000080766 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080766 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080766 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080766 [Member] | Other each less than 2 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]

[1]	Excludes short-term investments.
[2]	Includes cash, Treasury Bills, and money market funds.
[3]	Includes Belgium, Canada, Chile, Finland, Hong Kong, Mexico and Philippines.
[4]	Excludes short-term investments.
[5]	Includes cash, Treasury Bills, and money market funds.
[6]	Includes Belgium, Chile, Croatia, Czech Republic, Finland, Hong Kong, Mexico and Philippines.
[7]	Excludes short-term investments.
[8]	Includes cash and money market funds.
[9]	Includes Belgium and Netherlands.
[10]	Excludes short-term investments.
[11]	Includes cash and money market funds.
[12]	Includes Belgium, Chile, Hong Kong, Italy, Mexico and Philippines.